PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [abstract]
Acquired property and equipment, not yet paid	$ 581	$ 488
Property plant and equipment pledged as security for bank borrowings	$ 668	$ 637